Consolidated Statement of Cash Flows - AUD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Operating activities
Loss before income tax		$ (384,730)		$ (115,446)	[1]	$ (6,700)	[1]
Adjustments for:
Depreciation and amortisation expense		38,597		33,777		6,162
Gain on remeasurement of deferred income		(4,546)		0		0
Impairment and write down of financial assets		548		8,134		0
Impairment and write down of non-financial assets	[2]	271,310		17,066	[1]	0	[1]
Income from sale of tax benefits under flow through share arrangements		(6,084)		(5,294)		(2,578)
Loss on disposal of financial assets		0		1,264		0
Net financial income and expenses		358		(3,622)		(14,830)
Net movement in inventories relating to net realisable value adjustments		4,200		10,437		0
Share based payments		2,645		(237)		4,281
Changes in assets and liabilities:
Trade and other receivables		(5,845)		(9,734)		(9,176)
Inventories		22,648		(37,122)		(47,603)
Other assets		4,016		5,216		(19,626)
Trade and other payables		(5,381)		21,491		4,466
Provisions and other liabilities		43,852		5,166		36,999
Cash used in operations		(18,412)		(68,904)		(48,605)
Interest received		4,454		7,713		2,817
Interest paid		(833)		(987)		(329)
Net cash flows used in operating activities		(14,791)		(62,178)		(46,117)
Investing activities
Exploration expenditure		(31,523)		(26,281)		(66,274)
Exploration expenditure expensed and included in operating cash flows		1,562		0		0
Purchases of property, plant and equipment		(19,666)		(102,448)		(127,088)
Investments in financial assets		0		0		(14,431)
Cash outflows from investing activities		(49,627)		(128,729)		(207,793)
Proceeds from sale of financial assets		0		14,690		0
Proceeds from sale of property, plant and equipment		0		0		63
Net cash flows used in investing activities		(49,627)		(114,039)		(207,730)
Financing activities
Proceeds from non-controlling interests		10,374		24,420		72,316
Proceeds from interest bearing liabilities		1,191		0		110
Repayment of interest bearing liabilities		(3,435)		(2,728)		(776)
Proceeds from issue of shares and exercise of options		40,000		37,399		217,913
Transaction costs associated with issue of shares and options		(2,055)		(1,211)		(9,959)
Net cash flows from financing activities		46,075		57,880		279,604
Net decrease in cash and cash equivalents		(18,343)		(118,337)		25,757
Cash and cash equivalents at the beginning of the financial year		90,624	[3]	211,119		184,559
Foreign exchange rate differences on cash and cash equivalents		9		(2,158)		803
Cash and cash equivalents at the end of the financial year		$ 72,290	[3]	$ 90,624	[3]	$ 211,119

[1]	Refer to Note 32 for details on restatement of prior period comparatives.
[2]	The total impairment and write down of $271.3 million for the year ended 30 June 2025 relates to North American Lithium. The total impairment and write down of $17.1 million for the year ended 30 June 2024 relates to the Australian operations ($5.9 million), Corporate ($5.1 million), Vallée Lithium Project ($4.0 million), and various other individually immaterial projects ($2.1 million).
[3]	Cash and cash equivalents include $0.1 million (2024: $29.3 million) which is restricted by legal or contractual arrangements.